Note 8 - Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Federal Home Loan Bank Advances, Disclosure [Text Block]

NOTE 8 - FEDERAL HOME LOAN BANK ADVANCES

Advances consist of funds borrowed from the Federal Home Loan Bank of Boston (FHLB). There were $17,500,000 in FHLB advances outstanding as of December 31, 2014. All advances outstanding at December 31, 2014 mature in January 2015. The weighted average interest rate on these borrowings is 0.23%.

Borrowings from the FHLB are secured by a blanket lien on qualified collateral, consisting primarily of loans with first mortgages secured by one to four family properties and other qualified assets.

The Company has a line of credit with the FHLB in the amount of $1,525,000 at December 31, 2014 and 2013. At December 31, 2014 and 2013, there were no advances outstanding under this line of credit.